Common Stock (Changes in the Treasury Stock) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Shares Increase [Member]	Dec. 31, 2009 Shares Increase [Member]	Dec. 31, 2008 Shares Increase [Member]	Dec. 31, 2010 Shares Decrease [Member]	Dec. 31, 2009 Shares Decrease [Member]	Dec. 31, 2008 Shares Decrease [Member]
Change in number of treasury stock shares		(4,107,567)	47,404,189			43,412	73,636,201		4,150,979	26,232,012
Shares at	43,322,704	43,322,704		26,082